DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Comprised as follows:

		Interest	December 31,
	Linkage	rate	2011	2012

Non-convertible debentures (b)	CPI	5.15%	46,718	15,735

Less - current maturities of debentures			(31,472)	(15,735)

Total			15,246	-